4. Operating segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 14,265,370	$ 9,638,568	$ 7,044,039
Cost of sales	(6,486,698)	(5,199,149)	(4,980,226)
Administrative and selling expenses	(1,389,336)	(1,056,257)	(892,626)
Other operating income	13,222,842	930,062	2,324,243
Other operating expenses	(132,881)	(140,138)	(171,952)
CVO receivables update	11,017,014
Operating income	30,496,311	4,173,086	3,323,478
Other (expenses) income	(13,587,050)	213,532	(2,751,925)
Net income for the segment	16,909,261	4,471,171	571,553
Share in the net income for the segment	16,909,261	4,471,171	571,553
Electric power generation
Disclosure of operating segments [line items]
Revenues	13,810,655	9,638,568	7,044,039
Cost of sales	(6,162,940)	(5,199,149)	(4,980,226)
Administrative and selling expenses	(1,389,336)	(1,056,257)	(892,626)
Other operating income	13,207,713	1,014,615	2,324,243
Other operating expenses	(131,462)	(140,138)	(171,952)
CVO receivables update	11,017,014
Operating income	30,351,644	4,257,639	3,323,478
Other (expenses) income	(13,827,779)	(959,184)	(2,968,782)
Net income for the segment	16,523,865	3,298,455	354,696
Share in the net income for the segment	16,523,865	3,298,455	354,696
Natural gas distribution
Disclosure of operating segments [line items]
Revenues	17,100,845	10,580,854	4,034,473
Cost of sales	(11,352,227)	(7,461,082)	(3,342,800)
Administrative and selling expenses	(2,024,080)	(1,712,522)	(624,979)
Other operating income	230,284	3,438,303	65,543
Other operating expenses	(56,002)	(47,418)	(10,433)
CVO receivables update	0
Operating income	3,898,820	4,798,135	121,804
Other (expenses) income	(1,148,373)	(571,733)	46,530
Net income for the segment	2,750,447	4,226,402	168,334
Share in the net income for the segment	255,135	1,105,130	180,008
Others
Disclosure of operating segments [line items]
Revenues	1,103,248	741,233	388,014
Cost of sales	(663,141)	(475,503)	(243,796)
Administrative and selling expenses	0	0	0
Other operating income	15,129	0	0
Other operating expenses	(1,419)	0	0
CVO receivables update	0
Operating income	453,817	265,730	144,218
Other (expenses) income	(145,543)	(52,204)	(24,249)
Net income for the segment	308,274	213,526	119,969
Share in the net income for the segment	130,261	67,586	36,849
Adjustments and eliminations
Disclosure of operating segments [line items]
Revenues	(17,749,378)	(11,322,087)	(4,422,487)
Cost of sales	11,691,610	7,936,585	3,586,596
Administrative and selling expenses	2,024,080	1,712,522	624,979
Other operating income	(230,284)	(3,438,303)	(65,543)
Other operating expenses	56,002	47,418	10,433
CVO receivables update	0
Operating income	(4,207,970)	(5,063,865)	(266,022)
Other (expenses) income	1,534,645	1,796,653	194,576
Net income for the segment	(2,673,325)	(3,267,212)	(71,446)
Share in the net income for the segment	$ 0	$ 0	$ 0